LEASES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets:
Right-of-use assets		$ 302	$ 989
Lease liabilities:
Current		353	718
Non-current		3	455
Lease liabilities		356	1,173
Additions to right-of-use assets			300
Additions to lease liabilities			300
Decrease in lease liabilities		200	5,400
Decrease in right o fuse assets		166	4,697
Depreciation charge of right-of-use assets		521	1,276
Interest expense		55	367	$ 430
Foreign exchange differences		7	3
Cash outflow for leases		700	1,500
Gain On Termination Of Operating Lease Agreement	$ 700
Properties
Right-of-use assets:
Right-of-use assets		302	773
Lease liabilities:
Depreciation charge of right-of-use assets		470	798
Vehicles
Right-of-use assets:
Right-of-use assets			216
Lease liabilities:
Depreciation charge of right-of-use assets		$ 51	$ 478